REPORTING SEGMENT AND OTHER OPERATIONS DATA - NET FINANCIAL EARNINGS LOSS RECONCILIATION (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Segment Reporting [Abstract]
Consolidated net financial earnings									$ 165,333	$ 129,390	$ 238,063
Less:
Unrealized (gain) loss on derivative instruments and related transactions									(9,644)	2,881	26,770
Unrealized loss (gain) on derivative instruments and related transactions, tax effect									2,296	(711)	(4,512)
Effects of economic hedging related to natural gas inventory									12,690	4,309	(22,570)
Effects of economic hedging related to natural gas inventory, tax effect									(3,016)	(1,024)	7,362
NET INCOME	$ 32,707	$ (19,298)	$ 73,846	$ 75,752	$ (12,027)	$ (13,080)	$ 73,671	$ 75,371	$ 163,007	$ 123,935	$ 231,013